Label	Element	Value
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly | iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $0.62 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.90%
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly | iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $248.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly | iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $223.20 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly | iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $263.97 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.50%)